UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-21305
                                                 --------------------------

             J.P. Morgan Atlas Global Long/Short Equity Fund, L.L.C.
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          522 Fifth Avenue, 10th Floor
                               New York, NY 10036
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Wayne Chan, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                           522 Fifth Avenue, Floor 10
                               New York, NY 10036
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                             Shearman & Sterling LLP
                      801 Pennsylvania Avenue NW, Suite 900
                           Washington, D.C. 20004-2604

        Registrant's telephone number, including area code: 212-837-1876
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


             J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


                              FINANCIAL STATEMENTS

                   For the Six Months ended September 30, 2004
                                   (Unaudited)

             J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

                              Financial Statements
                   For the Six Months ended September 30, 2004
                                   (Unaudited)




                                    CONTENTS

Schedule of Investments....................................................    1
Statement of Assets, Liabilities and Members' Capital......................    2
Statement of Operations....................................................    3
Statement of Changes in Members' Capital...................................    4
Statement of Cash Flows....................................................    5
Financial Highlights.......................................................    6
Notes to Financial Statements..............................................    7
Directors and Officers Biographical Data ..................................   14











            J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

                             Schedule of Investments

                               September 30, 2004
                                   (Unaudited)



    INVESTMENT FUND                               COST               FAIR VALUE            LIQUIDITY
    ---------------                               ----               ----------            ---------
    Argus Healthcare Partners, L.P.           $ 1,200,000            $ 1,157,865            Monthly
    Cavalry Technology, L.P.                    1,275,000              1,277,838           Quarterly
                                           -----------------------------------------
    Total                                     $ 2,475,000            $ 2,435,703
                                           -----------------------------------------

    Other Assets, less Liabilities                                   $(2,435,703)
                                                                 -------------------

    Members' Capital                                                           0
                                                                     ===========

THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, HAVE BEEN FAIR VALUED AS DISCLOSED IN 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 2% annually of net assets and incentive fees of 20% of net profits earned.

All Investment Funds pursue long and short equity investments primarily in publicly traded companies.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital

                               September 30, 2004
                                   (Unaudited)

ASSETS
Investments in investment funds, at fair value (cost $2,475,000)                        $     2,435,703
Cash and cash equivalents                                                                     3,474,408
Receivable for investment funds sold                                                          8,985,643
Due from Investment Manager                                                                     208,282
Interest receivable                                                                               3,802
                                                                                       -----------------
         TOTAL ASSETS                                                                        15,107,838
                                                                                       -----------------
LIABILITIES
Liquidating distribution to members                                                          15,029,867
Professional fees payable                                                                        16,333
Administration fees payable                                                                       7,250
Management fees payable                                                                          15,677
Other accrued expenses                                                                           37,693
Miscellaneous payable                                                                             1,018
                                                                                       -----------------
         TOTAL LIABILITIES                                                                   15,107,838
                                                                                       -----------------
NET ASSETS                                                                              $             0
                                                                                       =================
MEMBERS' CAPITAL
Represented by:
Net Capital                                                                             $             0
                                                                                       -----------------
         MEMBERS' CAPITAL                                                               $             0
                                                                                       =================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

                             Statement of Operations

                   For the Six Months ended September 30, 2004
                                   (Unaudited)


INVESTMENT INCOME
   Interest                                                                                      $      8,124
                                                                                                ---------------

EXPENSES
   Amortization of offering costs                                                                     128,483
   Management fees                                                                                    107,551
   Professional fees                                                                                   84,361
   Administration fees                                                                                 54,125
   Insurance expenses                                                                                  26,980
   Directors fees                                                                                      16,809
   Custodian fees                                                                                       5,627
   Other expenses                                                                                      15,575
                                                                                                ---------------
       Total expenses                                                                                 439,511

       Fund expenses paid by Investment Manager                                                      (254,547)
                                                                                                ---------------
       Net expenses                                                                                   184,964

       NET INVESTMENT LOSS                                                                           (176,840)
                                                                                                ---------------

REALIZED LOSS FROM INVESTMENT FUND TRANSACTIONS
   Net realized gain on investment funds                                                              432,905
   Net change in unrealized appreciation on investment funds                                       (1,079,975)
                                                                                                ---------------
Net realized and unrealized loss on investments                                                      (647,070)
                                                                                                ---------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                         $   (823,910)
                                                                                                ===============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

                    Statement of Changes in Members' Capital

                   For the Six Months ended September 30, 2004
                                   (Unaudited)


                                                                      MANAGING         SPECIAL           OTHER
                                                                       MEMBER          MEMBER            MEMBERS       TOTAL
FROM INVESTMENT ACTIVITIES
   Net investment loss                                           $        (99)    $  (148,944)    $    (27,797)    $   (176,840)
   Net realized gain on investments                                       243         364,616           68,046          432,905
   Net change in unrealized appreciation on investment funds             (606)       (909,613)        (169,756)      (1,079,975)
                                                               ------------------------------------------------------------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
           OPERATIONS                                                    (462)       (693,941)        (129,507)        (823,910)

FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                    -               -          250,000          250,000
   Capital withdrawals                                                 (9,992)    (15,019,875)      (2,472,535)     (17,502,402)
                                                               ------------------------------------------------------------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
           CAPITAL TRANSACTIONS                                        (9,992)    (15,019,875)      (2,222,535)     (17,252,402)

       NET CHANGE IN MEMBERS' CAPITAL                                 (10,454)    (15,713,816)      (2,352,042)     (18,076,312)

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                         10,454      15,713,816        2,352,042       18,076,312
                                                               ------------------------------------------------------------------

       MEMBERS' CAPITAL AT END OF PERIOD                         $        -0-     $       -0-     $        -0-     $        -0-
                                                               ==================================================================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

                             Statement of Cash Flows

                   For the Six Months ended September 30, 2004
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in members' capital derived from operations                     $     (823,910)
   Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
       Proceeds from disposition of investment funds                                 5,019,494
       Net change in unrealized appreciation on investment funds                     1,079,975
       Net realized gain on investment funds                                          (432,905)
       Amortization of offering costs                                                  128,483
       Decrease in prepaid expenses                                                     26,980
       Increase in interest receivable                                                  (3,715)
       Due from Investment Manager                                                    (208,282)
       Due to Investment Manager                                                       (46,265)
       Decrease in other accrued expenses                                              (38,612)
                                                                                ----------------
         NET CASH USED IN OPERATING ACTIVITIES                                       4,701,243
                                                                                ----------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                               250,000
   Capital withdrawals                                                              (2,472,535)
                                                                                ----------------

         NET CASH FROM FINANCING ACTIVITIES                                         (2,222,535)

NET INCREASE IN CASH                                                                 2,478,708
                                                                                ----------------

Cash and cash equivalents at beginning of period                                       995,700
                                                                                ================

Cash and cash equivalents at end of period                                      $    3,474,408
                                                                                ================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

                              Financial Highlights

                   For the Six Months ended September 30, 2004
                                   (Unaudited)

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member for the six months ended September 30, 2004:

     TOTAL RETURN BEFORE INCENTIVE ALLOCATION (C)                               (4.42%)

     INCENTIVE ALLOCATION (C)                                                    0.00%
                                                                           -----------------
     TOTAL RETURN AFTER INCENTIVE ALLOCATION (C)                                (4.42%)

     RATIOS TO AVERAGE NET ASSETS:

           Expenses, before waivers (a) (b)                                     (4.94%)


           Expenses, net of waivers (a) (b)                                     (2.08%)

           Incentive allocation (a)                                             (0.00%)
                                                                           -----------------
           Expenses, net of waivers and incentive allocation (a) (b)            (2.08%)


           Net investment loss, before waivers (a) (b)                          (4.85%)

           Net investment loss, net of waivers (a) (b)                          (1.99%)


     Portfolio turnover rate (c)                                                 0.00%

     Other Members' Capital, end of period                                        $0

(a)  Annualized.
(b) The Investment Manager waived and/or reimbursed fees and expenses for the period ended September 30, 2004.
(c)  Not annualized.

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND INCENTIVE ALLOCATION.
THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS, HOWEVER TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Atlas Global Long/Short Equity L.L.C. (the "Fund") was organized as a Delaware limited liability company on February 6, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate capital appreciation over the long term in excess of the MSCI World Index, or a similar index, with lower volatility, greater downside protection and higher risk adjusted returns. The Fund will seek to accomplish this objective by allocating its assets among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who specialize primarily in long and short equity investing in publicly traded companies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of Delaware and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all performance-based incentive allocations, if any from Members' accounts.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

A.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.   PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

C.   DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.


E.   FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

G.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

H.   INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $250,715 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs have been amortized over a twelve-month period from the commencement of operations.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.1042% (1.25% on an annualized basis) of end of month Members' Capital.

The Investment Manager has assumed certain expenses of the Fund for the six months ended September 30, 2004, however the Investment Manager is not under contractual obligation to do so. Total expenses of the Fund assumed by the Investment Manager for the six months ended September 30, 2004 was $254,547 and such expenses are not reimbursable by the Fund.

The Fund has entered into an investor services agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered. As of September 30, 2004 PFPC has waived a total of $9,375 of its minimum fee. By agreement with PFPC, the fees waived are not recoverable.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services to the Fund.


4.   SECURITY TRANSACTIONS

Aggregate purchases of Investment Funds amounted to $0 and proceeds from the sale of an Investment Fund amounted to $13,834,970 for the six months ended September 30, 2004.


5.   CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION

Generally, initial and additional subscriptions for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was October 1, 2003 (the "Initial Closing Date"). After the Initial Closing Date, the Fund intends to accept subscriptions for interests as of the first day of each month.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

5. CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION (CONTINUED)

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests.

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, a Member's return on its investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year, net of such Member's pro rata share of the Management Fee, is reallocated to the capital account of the Special Member in the following manner: (1) net capital appreciation up to a 6% return remains allocated to such Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member. The amounts reallocated to the Special Member under (2) and (3) above are referred to as the "Incentive Allocation." No Incentive Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. The Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk.

Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

7. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


8. DEREGISTRATION AND LIQUIDATION OF THE FUND

At a Board meeting held on July 19, 2004, the Fund's Board of Directors resolved to abandon the Fund's registration as an investment company under the 1940 Act and to commence an orderly winding-up of the Fund's operations. On July 20, 2004 the Fund filed an application for deregistration with the SEC on form N-8F/A and on September 22, 2004 the SEC issued a declaration that the fund ceased to be an investment company under the 1940 Act.

Pursuant to a plan of dissolution that received the unanimous consent of the Members, effective as of August 30, 2004 the interest of all Members (other than the special Member and the Managing Member) were redeemed for cash. Effective as of September 30, 2004 the Fund ceased operations and made a cash liquidating distribution to the Managing Member and a liquidating distribution of cash and the remaining assets of the Fund to the Special Member.

J.P. MORGAN ATLAS GLOBAL LONG/SHORT EQUITY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                      PRINCIPAL           IN FUND
                              POSITION(S)    TERM OF OFFICE(i)      OCCUPATION(S)         COMPLEX
                               HELD WITH    AND LENGTH OF TIME     DURING THE PAST      OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS, AND AGE          FUND             SERVED              5 YEARS             DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                Director    September 18, 2003    Partner, Director of       Two.      Board Member, Children's
Johnson Rice & Co. L.L.C.                  to present            Research and Senior                  Hospital of New Orleans;
                                                                 Energy Analyst of                    Board Member, J.P. Morgan
                                                                 Johnson Rice & Co.                   Corporate Finance Investors;
                                                                 L.L.C. (investment                   Board Member, J.P. Morgan U.S.
                                                                 banking firm).                       Corporate Finance Investors
                                                                                                      II; Board Member, J.P. Morgan
                                                                                                      Europe Corporate Finance
                                                                                                      Investors II; Board Member,
                                                                                                      J.P. Morgan Venture Capital
                                                                                                      Investors; Board Member, J.P.
                                                                                                      Morgan Venture Capital
                                                                                                      Investors II; Board Member,
                                                                                                      J.P. Morgan Multi-Strategy
                                                                                                      Fund, L.L.C.

------------------------------------------------------------------------------------------------------------------------------------
Gerald A. Okerman              Director    September 18, 2003    President and CEO of       Two.      Advisory Board Member, HMS
SOTA TEC Fund                              to present            SOTA TEC Fund                        Hawaii; Chairman of the Board,
                                                                 (technology); prior                  Aurora Building Systems, Inc.;
                                                                 thereto, Corporate                   Board Member, Nanocopoeia,
                                                                 Development and                      Inc.; Board Member, Apprise,
                                                                 Investment Manager                   Inc.; Board Member, Blizzard
                                                                 in the Corporate                     Genomics, Inc.; Board Member,
                                                                 Enterprise                           J.P. Morgan Corporate Finance
                                                                 Development                          Investors; Board Member, J.P.
                                                                 Department,                          Morgan U.S. Corporate Finance
                                                                 Minnesota Mining and                 Investors II; Board Member,

------------------------------------------------------------------------------------------------------------------------------------

--------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN ATLAS GLOBAL LONG SHORT EQUITY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                      PRINCIPAL           IN FUND
                              POSITION(S)    TERM OF OFFICE(i)      OCCUPATION(S)         COMPLEX
                               HELD WITH    AND LENGTH OF TIME     DURING THE PAST      OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS, AND AGE          FUND             SERVED              5 YEARS             DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

                                                                 Manufacturing (3M)                   J.P. Morgan Europe Corporate
                                                                 (a multinational                     Finance Investors II; Board
                                                                 manufacturing                        Member, J.P. Morgan Venture
                                                                 company).                            Capital Investors; Board
                                                                                                      Member, J.P. Morgan Venture
                                                                                                      Capital Investors II; Board
                                                                                                      Member, J.P. Morgan
                                                                                                      Multi-Strategy Fund, L.L.C.

------------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                    Director    September 18, 2003    Executive Vice             Two.      Board Member, AT&T Investment
Prendergast                                to present            President of Finance                 Management Corp.; Board
Prendergast Capital                                              of LaBranche & Co.                   Member, Batterymarch Global
Management                                                       (specialist firm on                  Emerging Markets Fund; Board
                                                                 the NYSE); prior                     Member, Cincinnati
                                                                 thereto Chairman and                 Incorporated; Private Equity
                                                                 CEO of AT&T                          Fund Advisory Board Member,
                                                                 Investment                           E.M. Warburg, Pincus & Co.;
                                                                 Management Corp.                     Private Equity Fund Advisory
                                                                 (money management                    Board Member, Lehman Brothers;
                                                                 company).                            International Capital Markets
                                                                                                      Advisory Board Member, NYSE;
                                                                                                      Board Member, Turrell Fund;
                                                                                                      Board Member, J.P. Morgan
                                                                                                      Corporate Finance Investors;
                                                                                                      Board Member, J.P. Morgan U.S.
                                                                                                      Corporate Finance Investors
                                                                                                      II; Board Member, J.P. Morgan
                                                                                                      Europe Corporate Finance
                                                                                                      Investors II; Board Member,
                                                                                                      J.P. Morgan Venture Capital
                                                                                                      Investors; Board Member, J.P.
                                                                                                      Morgan Venture Capital
                                                                                                      Investors II; Board  Member,
                                                                                                      J.P. Morgan Multi-Strategy
                                                                                                      Fund, L.L.C.

------------------------------------------------------------------------------------------------------------------------------------

--------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN ATLAS GLOBAL LONG SHORT EQUITY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                      PRINCIPAL           IN FUND
                              POSITION(S)    TERM OF OFFICE         OCCUPATION(S)         COMPLEX
                               HELD WITH    AND LENGTH OF TIME     DURING THE PAST      OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS, AND AGE          FUND             SERVED              5 YEARS             DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Joel Katzman                   Director    September 18, 2003    President and Chief        Two.      Board Member, J.P. Morgan
J.P. Morgan Alternative                    to present            Executive Officer of                 Multi-Strategy  Fund, Ltd.;
Asset Management, Inc.                                           J.P. Morgan Alternative              Board Member, J.P. Morgan
                                                                 Asset Management, Inc.               Multi-Strategy Fund II, Ltd.;
                                                                                                      Board Member, J.P. Morgan
                                                                                                      Multi- Manager Strategies
                                                                                                      Fund; Board Member, J.P.
                                                                                                      Morgan New Century Fund, Ltd.;
                                                                                                      Board Member, J.P. Morgan
                                                                                                      Money Market Alternative Fund,
                                                                                                      Ltd.; Board Member, J.P.
                                                                                                      Morgan Atlas Strategies Fund;
                                                                                                      Board Member, Chase Capital
                                                                                                      Partners Private Equity Fund
                                                                                                      of Funds II, Ltd; Board
                                                                                                      Member, J.P. Morgan
                                                                                                      Multi-Strategy Fund, L.L.C.

------------------------------------------------------------------------------------------------------------------------------------
Dr. Harold B.                  Director    September 18, 2003    Chairman and sole          Two.                  None.
Ehrlich, CFA                               to May 26, 2004       member of Ehrlich
Ehrlich Associates, L.L.C.                                       Associates, L.L.C.
                                                                 (financial advisory
                                                                 firm).

------------------------------------------------------------------------------------------------------------------------------------

J.P. MORGAN ATLAS GLOBAL LONG SHORT EQUITY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                              POSITION(S)    TERM OF OFFICE
                               HELD WITH      AND LENGTH OF                PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE          FUND          TIME SERVED            DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------------------
Joel Katzman                   Chief       September 18, 2003    President and Chief Executive Officer, J.P.
J.P. Morgan Alternative        Executive   to present            Morgan Alternative Asset Management, Inc.
Asset Management, Inc.         Officer

------------------------------------------------------------------------------------------------------------------
Lisa Vicital                   Chief       September 18, 2003    Managing Director and Chief Accounting Officer,
J.P. Morgan Alternative        Financial   to present            J.P. Morgan Alternative Asset Management, Inc.
Asset Management, Inc.         Officer

------------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   J.P. Morgan Atlas Global Long/Short Equity Fund, L.L.C.
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Joel Katzman
                         ---------------------------------------------------
                           Joel Katzman, Principal Executive Officer
                           (principal executive officer)

Date                       November 30, 2004
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel Katzman
                         ---------------------------------------------------
                           Joel Katzman, Principal Executive Officer
                           (principal executive officer)

Date                       November 30, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lisa Vicital
                         ---------------------------------------------------
                           Lisa Vicital, Principal Financial Officer
                           (principal financial officer)

Date                       November 30, 2004
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.